Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2021	2022
	US$	US$
Other tax payables (Note 1)	739,896	519,178
Accruals for user incentive programs	3,756,933	944,854
Accrued expenses (Note 2)	3,034,970	2,210,912
Accrued loss contingencies relating litigation and asserted claims	166,887	209,842
Others	364,289	372,768
Total	8,062,975	4,257,554